Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment reporting
Schedule of consolidated statements of income and financial position by reportable segment

	2025
	North America	North America	Europe	Europe	Europe	South Africa	South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal	Silicon Alloys	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	284,395	265,833	363,929	220,946	149,516	7,844	79,524	30,148	(67,014)	1,335,121
Sales to third parties	284,272	265,248	350,547	210,037	144,965	5,417	62,576	12,059		1,335,121
Intercompany sales	123	585	13,382	10,909	4,551	2,427	16,948	18,089	(67,014)	—
Raw materials	(147,940)	(111,876)	(242,845)	(133,868)	(127,870)	(11,919)	(45,512)	(14,601)	67,074	(769,357)
Energy consumption for production	(60,067)	(33,948)	(37,372)	1,793	(7,674)	(1,441)	(22,759)	(2,706)	—	(164,174)
Other operating income	9,148	701	29,934	37,671	8,048	13	98	41,711	(44,489)	82,835
Staff costs	(58,049)	(43,747)	(33,649)	(61,850)	(27,931)	(1,938)	(11,213)	(32,272)	—	(270,649)
Other operating expense	(33,706)	(32,438)	(91,745)	(61,055)	(24,139)	(1,821)	(3,470)	(41,954)	44,429	(245,899)
Depreciation and amortization charges	(33,200)	(16,730)	(4,637)	(13,297)	(5,672)	(54)	(4,995)	(6,366)	—	(84,951)
Impairment (loss) gain	(11,259)	—	(7,691)	—	1,834	(372)	—	—	—	(17,488)
Other (loss) gain	(281)	(296)	—	8	12	162	1,401	99	—	1,105
Operating (loss) profit	(50,959)	27,499	(24,076)	(9,652)	(33,876)	(9,526)	(6,926)	(25,941)	—	(133,457)

(*) The amounts correspond to transactions between segments that are eliminated in the consolidation process.

	2024
	North America	North America	Europe	Europe	Europe	South Africa	South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal	Silicon Alloys	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	386,429	279,806	367,498	393,278	181,702	67,944	91,021	43,001	(166,740)	1,643,939
Sales to third parties	365,429	240,352	350,646	374,373	172,148	51,856	71,581	17,554		1,643,939
Intercompany sales	21,000	39,454	16,852	18,905	9,554	16,088	19,440	25,447	(166,740)
Raw materials	(196,522)	(134,153)	(230,727)	(210,391)	(147,642)	(37,452)	(41,599)	(25,133)	167,797	(855,822)
Energy consumption for production	(71,025)	(29,051)	(21,924)	4,373	7,699	(22,786)	(34,820)	(3,774)	—	(171,308)
Other operating income	10,987	134	24,902	46,241	5,967	65	83	44,978	(48,979)	84,378
Staff costs	(57,992)	(43,342)	(31,355)	(71,647)	(23,613)	(6,270)	(9,978)	(35,667)	—	(279,864)
Other operating expense	(34,497)	(29,340)	(77,607)	(84,209)	(24,284)	(7,502)	(5,394)	(50,271)	47,922	(265,182)
Depreciation and amortization charges	(25,632)	(17,209)	(6,550)	(11,458)	(3,692)	(2,863)	(4,622)	(3,437)	—	(75,463)
Impairment (loss) gain	(17,962)	—	(2,629)	—	(3,646)	(12,953)	—	(5,862)	—	(43,052)
Other (loss) gain	(892)	(43)	—	155	68	—	(6)	1,273	—	555
Operating (loss) profit	(7,106)	26,802	21,608	66,342	(7,441)	(21,817)	(5,315)	(34,892)	—	38,181

(*) The amounts correspond to transactions between segments that are eliminated in the consolidation process.

	2023
	North America	North America	Europe	Europe	Europe	South Africa	South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal	Silicon Alloys	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	505,472	283,180	277,508	307,230	216,465	50,071	109,684	54,921	(154,497)	1,650,034
Sales to third parties	465,647	251,936	274,223	297,206	209,627	45,320	68,813	37,262		1,650,034
Intercompany sales	39,825	31,244	3,285	10,024	6,838	4,751	40,871	17,659	(154,497)
Raw materials	(240,482)	(137,307)	(226,463)	(206,727)	(160,780)	(16,401)	(45,491)	(30,391)	156,105	(907,937)
Energy consumption for production	(72,680)	(27,886)	42,624	103,423	52,371	(27,602)	(36,710)	(4,889)	—	28,651
Other operating income	6,605	3,896	36,628	40,321	21,149	594	(142)	50,655	(58,714)	100,992
Staff costs	(67,160)	(37,744)	(28,326)	(79,114)	(42,069)	(5,007)	(10,412)	(36,027)	—	(305,859)
Other operating expense	(44,304)	(26,840)	(69,897)	(71,632)	(44,132)	(11,223)	(10,718)	(48,309)	56,965	(270,090)
Depreciation and amortization charges	(32,313)	(15,183)	(7,835)	(6,325)	(3,005)	(1,840)	(4,056)	(2,975)	—	(73,532)
Impairment (loss) gain	(21,008)	—	(1,571)	—	(3,619)	478	—	430	—	(25,290)
Other (loss) gain	(71)	(115)	1	79	47	—	—	30	—	(29)
Operating (loss) profit	34,059	42,001	22,669	87,255	36,427	(10,930)	2,155	(16,555)	(141)	196,940

(*) The amounts correspond to transactions between segments that are eliminated in the consolidation process.

Schedule of sales by product line

	Year Ended December 31,
	2025	2024	2023
	US$'000	US$'000	US$'000
Silicon metal	430,155	726,650	722,226
Manganese-based alloys	357,724	332,845	259,197
Ferrosilicon	282,560	272,386	330,946
Other silicon-based alloys	115,823	131,744	159,441
Silica fume	27,705	31,323	33,804
Other	121,154	148,991	144,420
Total	1,335,121	1,643,939	1,650,034

Schedule of non-current assets by geographical area

	Year ended December 31,
	2025	2024
	US$´000	US$´000
United Kingdom	206	338
United States of America	212,143	241,325
Europe
Spain	130,195	132,385
France	174,536	131,479
Other European Countries	14,719	7,968
Total non-current assets in Europe	319,450	271,832
Rest of the World	123,232	115,024
Total	655,031	628,519